Muzinich Dynamic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 90.2%			Par	Value
Aerospace/Defense - 1.0%
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)			$150,000	$154,750
Czechoslovak Group AS, 5.25%, 01/10/2031		EUR	675,000	824,162
General Electric Co., 4.90%, 01/29/2036			100,000	101,463
TransDigm, Inc., 6.63%, 03/01/2032 (a)			500,000	515,334
				1,595,709

Agency - 0.5%
Indian Railway Finance Corp. Ltd., 3.57%, 01/21/2032			850,000	807,379

Airlines - 0.7%
OneSky Flight LLC, 8.88%, 12/15/2029 (a)			350,000	368,259
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027 (a)			775,000	787,340
				1,155,599

Automotive & Auto Parts - 4.1%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)			275,000	284,728
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)			200,000	199,697
7.75%, 10/15/2033 (a)			225,000	226,811
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)			150,000	155,071
Ford Motor Credit Co. LLC
3.78%, 09/16/2029		EUR	400,000	468,772
4.00%, 11/13/2030			550,000	513,393
General Motors Financial Co., Inc.
5.60%, 06/18/2031			410,000	424,614
5.63%, 04/04/2032			300,000	309,824
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030		EUR	175,000	211,017
Hyundai Capital America, 4.50%, 09/18/2030 (a)			225,000	224,070
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028		EUR	300,000	356,125
LKQ Dutch Bond BV, 4.13%, 03/13/2031		EUR	275,000	330,616
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (a)			300,000	300,107
Phinia, Inc.
6.75%, 04/15/2029 (a)			650,000	671,247
6.63%, 10/15/2032 (a)			400,000	412,570
RCI Banque SA, 4.13%, 04/04/2031		EUR	275,000	330,566
Stellantis Financial Services US Corp., 5.40%, 09/15/2030 (a)			275,000	275,771
Volkswagen International Finance NV
3.88% to 06/14/2027 then 10 yr. Swap Rate EUR + 3.37%, Perpetual		EUR	200,000	234,911
4.63% to 06/27/2028 then 10 yr. Swap Rate EUR + 3.98%, Perpetual		EUR	100,000	119,206
ZF North America Capital, Inc.
7.13%, 04/14/2030 (a)			325,000	322,074
7.50%, 03/24/2031 (a)			400,000	397,438
				6,768,628

Banking - 8.4%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual		EUR	500,000	590,549
Arbejdernes Landsbank AS, 3.63% to 03/05/2029 then 3 mo. EURIBOR + 1.45%, 03/05/2030		EUR	400,000	473,209
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030		EUR	690,000	833,270
Banco de Sabadell SA, 5.00% to 11/19/2027 then 5 yr. Swap Rate EUR + 5.17%, Perpetual		EUR	600,000	712,812
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027			500,000	516,324
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035		EUR	600,000	713,840
Bayerische Landesbank, 1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031		EUR	600,000	693,080
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039			650,000	709,147
BPCE SA, 1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042		EUR	400,000	462,287
Commerzbank AG
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031		EUR	600,000	693,747
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034		EUR	100,000	123,255
Deutsche Bank AG, 3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031		EUR	200,000	236,069
Erste Group Bank AG, 3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual		EUR	600,000	694,746
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030		EUR	200,000	242,453
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034			750,000	781,586
HSBC Holdings PLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032		EUR	345,000	433,430
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035		EUR	150,000	183,926
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030			650,000	657,941
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031		EUR	400,000	459,876
Nationwide Building Society
4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034		EUR	550,000	669,631
4.00% to 07/30/2030 then 5 yr. Swap Rate EUR + 1.85%, 07/30/2035		EUR	200,000	238,907
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028		EUR	550,000	661,346
Santander UK Group Holdings PLC, 5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036			425,000	421,203
Triodos Bank NV, 4.88% to 09/12/2028 then 3 mo. EURIBOR + 2.50%, 09/12/2029		EUR	400,000	487,430
UniCredit SpA
3.88% to 06/03/2027 then 5 yr. Swap Rate EUR + 4.08%, Perpetual		EUR	500,000	579,957
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032			600,000	609,629
				13,879,650

Broadcasting - 1.1%
Paramount Global, 4.95%, 01/15/2031			315,000	311,363
Pinewood Finco PLC, 6.00%, 03/27/2030		GBP	300,000	406,754
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)			125,000	128,662
TEGNA, Inc.
4.63%, 03/15/2028			550,000	543,827
5.00%, 09/15/2029			325,000	323,468
Warnermedia Holdings, Inc., 4.05%, 03/15/2029			200,000	192,917
				1,906,991

Building Materials - 0.9%
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)			175,000	177,499
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)			175,000	181,427
6.75%, 03/01/2033 (a)			325,000	337,979
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)			775,000	796,116
				1,493,021

Cable/Satellite TV - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/2026 (a)			400,000	399,779
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035			200,000	209,609
4.80%, 03/01/2050			275,000	217,782
Comcast Corp., 5.65%, 06/01/2054			325,000	318,963
Cox Communications, Inc., 5.95%, 09/01/2054 (a)			200,000	185,920
				1,332,053

Capital Goods - 2.1%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)			250,000	256,809
Ingersoll Rand, Inc., 5.45%, 06/15/2034			300,000	313,020
KION Group AG, 4.00%, 11/20/2029		EUR	510,000	616,934
Pentair Finance Sarl, 5.90%, 07/15/2032			375,000	398,640
Regal Rexnord Corp., 6.05%, 04/15/2028			725,000	750,358
Terex Corp., 6.25%, 10/15/2032 (a)			350,000	356,833
Trane Technologies Financing Ltd., 5.10%, 06/13/2034			300,000	308,388
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030			450,000	460,261
				3,461,243

Chemicals - 0.2%
Olin Corp., 6.63%, 04/01/2033 (a)			300,000	301,941

Consumer-Products - 0.5%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)			350,000	371,015
Whirlpool Corp.
6.13%, 06/15/2030			225,000	226,877
6.50%, 06/15/2033			300,000	299,542
				897,434

Containers - 0.2%
Berry Global, Inc., 5.65%, 01/15/2034			375,000	391,025

Diversified Financial Services - 11.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.15%, 09/30/2030			575,000	616,546
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056			250,000	258,259
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029			325,000	332,814
Avolon Holdings Funding Ltd., 4.90%, 10/10/2030 (a)			525,000	528,296
Azorra Finance Ltd., 7.25%, 01/15/2031 (a)			250,000	260,936
Block, Inc., 6.00%, 08/15/2033 (a)			125,000	128,090
Blue Owl Credit Income Corp., 4.25%, 01/31/2031		EUR	600,000	705,415
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)			925,000	981,975
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)			50,000	53,409
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)			425,000	433,011
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)			475,000	487,169
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)			225,000	226,072
DAE Funding LLC, 3.38%, 03/20/2028			900,000	871,998
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)			475,000	494,262
Esic Sukuk Ltd., 5.83%, 02/14/2029			810,000	836,252
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (a)			125,000	131,122
FTAI Aviation Investors LLC, 7.00%, 06/15/2032 (a)			775,000	811,707
Goldman Sachs Group, Inc.
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032			825,000	736,687
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056			325,000	337,133
HLD Europe SCA, 4.13%, 04/02/2030		EUR	250,000	299,953
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027			800,000	786,480
MDGH GMTN RSC Ltd., 2.88%, 11/07/2029			880,000	839,722
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030			500,000	514,100
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034			300,000	309,466
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035			450,000	468,700
4.10% to 05/22/2035 then 3 mo. EURIBOR + 1.55%, 05/22/2036		EUR	300,000	363,661
Motability Operations Group PLC, 3.88%, 01/24/2034		EUR	510,000	606,306
Nasdaq, Inc., 5.55%, 02/15/2034			725,000	761,443
OneMain Finance Corp.
3.50%, 01/15/2027			400,000	392,597
6.13%, 05/15/2030			400,000	405,353
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)			150,000	159,298
7.13%, 11/15/2030 (a)			550,000	573,184
6.88%, 02/15/2033 (a)			400,000	413,552
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)			350,000	372,751
Rocket Cos., Inc., 6.38%, 08/01/2033 (a)			300,000	310,268
SoftBank Group Corp.
6.75%, 07/08/2029			800,000	825,017
5.75%, 07/08/2032		EUR	350,000	430,189
Tikehau Capital SCA, 4.25%, 04/08/2031		EUR	400,000	480,410
				18,543,603

Diversified Media - 0.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (a)			225,000	232,832
7.50%, 03/15/2033 (a)			175,000	183,094
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029		EUR	200,000	244,322
Snap, Inc.
6.88%, 03/01/2033 (a)			75,000	76,740
6.88%, 03/15/2034 (a)			200,000	203,140
				940,128

Energy - 9.0%
Aker BP ASA, 4.00%, 05/29/2032		EUR	730,000	872,929
BP Capital Markets BV, 4.32%, 05/12/2035		EUR	510,000	631,210
Buckeye Partners LP, 6.75%, 02/01/2030 (a)			175,000	181,904
Cheniere Energy Partners LP
5.95%, 06/30/2033			325,000	344,215
5.55%, 10/30/2035 (a)			425,000	434,529
Civitas Resources, Inc., 5.00%, 10/15/2026 (a)			400,000	398,393
DT Midstream, Inc., 4.13%, 06/15/2029 (a)			475,000	463,477
Empresa Nacional del Petroleo, 5.95%, 07/30/2034			325,000	342,909
Energy Transfer LP, 6.20%, 04/01/2055			325,000	326,745
Enterprise Products Operating LLC, 5.55%, 02/16/2055			575,000	569,226
EQT Corp.
4.50%, 01/15/2029			175,000	175,112
4.75%, 01/15/2031			647,000	646,185
Expand Energy Corp., 4.75%, 02/01/2032			600,000	590,045
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036			1,400,000	1,235,231
Hess Corp., 5.60%, 02/15/2041			250,000	259,493
Hess Midstream Operations LP, 5.88%, 03/01/2028 (a)			300,000	305,765
ONEOK, Inc., 5.40%, 10/15/2035			375,000	376,610
Repsol E&P Capital Markets US LLC, 5.20%, 09/16/2030 (a)			250,000	252,001
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)			100,000	104,509
Shell International Finance BV, 1.75%, 09/10/2052		GBP	800,000	467,280
Sunoco LP
5.63%, 03/15/2031 (a)			400,000	397,364
5.88%, 03/15/2034 (a)			275,000	272,798
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)			250,000	248,905
6.00%, 12/31/2030 (a)			325,000	321,305
Targa Resources Corp., 6.50%, 03/30/2034			450,000	490,620
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual		EUR	575,000	687,555
Var Energi ASA
5.88%, 05/22/2030 (a)			340,000	353,914
3.88%, 03/12/2031		EUR	275,000	326,859
7.86% to 02/15/2029 then 5 yr. Swap Rate EUR + 4.77%, 11/15/2083		EUR	250,000	326,526
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)			1,000,000	1,035,750
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036 (a)			475,000	504,832
Viper Energy Partners LLC, 4.90%, 08/01/2030			250,000	252,062
Vivo Energy Investments BV, 5.13%, 09/24/2027			400,000	399,532
Wintershall Dea Finance 2 BV, 3.00% to 01/20/2029 then 5 yr. Swap Rate EUR + 3.32%, Perpetual		EUR	300,000	340,109
				14,935,899

Environmental - 0.6%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030		EUR	425,000	512,664
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)			500,000	488,166
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)			75,000	77,863
				1,078,693

Food & Drug Retail - 0.8%
Cencosud SA, 5.95%, 05/28/2031			820,000	862,438
Market Bidco Finco PLC, 6.75%, 01/31/2031		EUR	475,000	551,250
				1,413,688

Food/Beverage/Tobacco - 3.8%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)			475,000	485,095
Barry Callebaut Services NV
3.75%, 02/19/2028		EUR	200,000	238,293
4.25%, 08/19/2031		EUR	100,000	120,138
Coca-Cola Co., 0.80%, 03/15/2040		EUR	600,000	480,058
Flora Food Management BV, 6.88%, 07/02/2029		EUR	600,000	705,605
INDOFOOD CBP SUKSE 3.398% SNR 09/06/31 USD1000, 3.40%, 06/09/2031			860,000	800,965
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (a)			425,000	434,280
6.25%, 03/01/2056 (a)			390,000	400,389
Mars, Inc.
5.20%, 03/01/2035 (a)			425,000	434,639
5.70%, 05/01/2055 (a)			475,000	481,551
NBM US Holdings, Inc., 6.63%, 08/06/2029			600,000	608,677
PepsiCo, Inc., 4.05%, 07/28/2055		EUR	300,000	347,375
Roquette Freres SA, 3.77%, 11/25/2031		EUR	700,000	824,329
				6,361,394

Gaming - 0.8%
FDJ UNITED, 3.63%, 11/21/2036		EUR	400,000	462,156
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (a)			100,000	100,885
Studio City Co. Ltd., 7.00%, 02/15/2027			750,000	756,020
				1,319,061

Healthcare - 4.4%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)			75,000	77,704
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083		EUR	500,000	644,422
Cardinal Health, Inc., 5.35%, 11/15/2034			575,000	590,886
CVS Health Corp., 6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054			550,000	568,555
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035			450,000	466,710
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045		GBP	425,000	458,236
Grifols SA, 7.13%, 05/01/2030		EUR	550,000	681,932
HCA, Inc., 5.25%, 06/15/2049			625,000	573,036
LifePoint Health, Inc., 8.38%, 02/15/2032 (a)			450,000	479,997
Nidda Healthcare Holding GmbH, 5.63%, 02/21/2030		EUR	675,000	816,242
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032			575,000	578,853
Pfizer, Inc., 2.74%, 06/15/2043		GBP	575,000	503,799
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)			400,000	412,093
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)			375,000	384,057
				7,236,522

Homebuilders/Real Estate - 3.7%
American Tower Corp., 5.45%, 02/15/2034			650,000	675,721
CPI Property Group SA, 6.00%, 01/27/2032		EUR	350,000	420,979
CTP NV, 4.75%, 02/05/2030		EUR	500,000	620,062
Goodman US Finance Six LLC, 5.13%, 10/07/2034			425,000	429,764
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028		EUR	440,000	491,529
MasTec, Inc., 4.50%, 08/15/2028 (a)			190,000	189,716
P3 Group Sarl, 4.63%, 02/13/2030		EUR	250,000	307,127
Quanta Services, Inc., 5.10%, 08/09/2035			300,000	301,040
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)			200,000	205,782
Service Properties Trust, 5.50%, 12/15/2027			500,000	491,207
TAG Immobilien AG, 4.25%, 03/04/2030		EUR	300,000	364,809
TopBuild Corp., 5.63%, 01/31/2034 (a)			250,000	249,586
Trust Fibra Uno, 4.87%, 01/15/2030			200,000	196,244
VIA Outlets BV, 1.75%, 11/15/2028		EUR	495,000	560,095
Windstream Services LLC, 7.50%, 10/15/2033 (a)			600,000	600,393
				6,104,054

Hotels - 0.2%
Hyatt Hotels Corp., 5.75%, 03/30/2032			275,000	286,982

Insurance - 1.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)			400,000	413,571
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032		EUR	475,000	577,001
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034			850,000	904,663
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual			200,000	208,026
Rothesay Life PLC, 7.02%, 12/10/2034		GBP	310,000	437,303
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052		GBP	300,000	397,132
				2,937,696

Leisure - 2.0%
Carnival Corp.
6.00%, 05/01/2029 (a)			500,000	507,411
6.13%, 02/15/2033 (a)			300,000	307,690
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)			350,000	350,124
6.75%, 02/01/2032 (a)			725,000	745,830
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (a)			471,000	483,563
5.38%, 01/15/2036			300,000	301,948
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)			250,000	251,719
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)			400,000	399,210
				3,347,495

Metals/Mining - 2.3%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030			400,000	381,800
6.50%, 04/15/2040			400,000	423,759
Capstone Copper Corp., 6.75%, 03/31/2033 (a)			75,000	77,315
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034			500,000	526,207
6.44%, 01/26/2036			300,000	324,931
Endeavour Mining PLC, 7.00%, 05/28/2030			500,000	516,717
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029			985,000	1,033,347
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031			400,000	427,051
Novelis Corp., 6.88%, 01/30/2030 (a)			150,000	155,666
				3,866,793

Paper - 1.1%
Inversiones CMPC SA, 6.13%, 06/23/2033			900,000	936,934
Suzano Austria GmbH, 3.75%, 01/15/2031			900,000	852,723
				1,789,657

Railroads - 0.1%
Rumo Luxembourg Sarl, 5.25%, 01/10/2028			200,000	198,809

Restaurants - 0.7%
Arcos Dorados BV, 6.38%, 01/29/2032			800,000	844,704
McDonald's Corp., 4.95%, 03/03/2035			400,000	405,493
				1,250,197

Services - 2.7%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)			700,000	734,682
Amber Finco PLC, 6.63%, 07/15/2029		EUR	225,000	278,483
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)			275,000	286,104
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)			100,000	103,941
IPSOS SA, 3.75%, 01/22/2030		EUR	200,000	238,797
Paychex, Inc., 5.10%, 04/15/2030			475,000	489,007
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (a)			575,000	586,339
TriNet Group, Inc., 7.13%, 08/15/2031 (a)			400,000	413,525
Uber Technologies, Inc., 4.80%, 09/15/2035			475,000	471,270
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)			550,000	566,798
WESCO Distribution, Inc., 6.38%, 03/15/2033 (a)			75,000	77,800
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)			225,000	231,746
				4,478,492

Steel - 0.9%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028			612,000	624,164
Gerdau Trade, Inc., 5.75%, 06/09/2035			800,000	829,800
				1,453,964

Super Retail - 2.3%
AA Bond Co. Ltd., 6.85%, 07/31/2031		GBP	250,000	353,342
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)			250,000	257,554
Home Depot, Inc., 4.95%, 06/25/2034			325,000	332,970
ITM Entreprises SASU, 4.13%, 01/29/2030		EUR	500,000	601,794
Lowe's Cos., Inc., 5.15%, 07/01/2033			425,000	439,184
Magnera Corp., 7.25%, 11/15/2031 (a)			625,000	588,588
PVH Corp., 5.50%, 06/13/2030			200,000	203,885
Rakuten Group, Inc., 9.75%, 04/15/2029 (a)			350,000	393,967
REWE International Finance BV, 4.88%, 09/13/2030		EUR	500,000	631,176
				3,802,460

Technology - 8.8%
Amphenol Corp., 2.20%, 09/15/2031			425,000	377,445
Apple, Inc., 3.60%, 07/31/2042		GBP	375,000	402,471
Broadcom, Inc.
3.47%, 04/15/2034 (a)			375,000	342,225
3.14%, 11/15/2035 (a)			525,000	454,447
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)			775,000	782,618
CoreWeave, Inc.
9.25%, 06/01/2030 (a)			175,000	180,974
9.00%, 02/01/2031 (a)			275,000	282,006
Dell International LLC / EMC Corp.
4.75%, 10/06/2032			300,000	298,851
3.38%, 12/15/2041			150,000	115,009
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)			950,000	995,977
Foundry JV Holdco LLC
5.50%, 01/25/2031 (a)			250,000	259,675
6.15%, 01/25/2032 (a)			525,000	561,718
6.10%, 01/25/2036 (a)			425,000	452,033
Gen Digital, Inc., 6.25%, 04/01/2033 (a)			150,000	153,507
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029			320,000	321,892
Insight Enterprises, Inc., 6.63%, 05/15/2032 (a)			350,000	359,271
Intel Corp., 5.13%, 02/10/2030			375,000	386,058
Kioxia Holdings Corp.
6.25%, 07/24/2030 (a)			200,000	204,179
6.63%, 07/24/2033 (a)			200,000	205,838
LG Energy Solution Ltd.
5.75%, 09/25/2028			670,000	693,571
5.88%, 04/02/2035			200,000	206,902
Micron Technology, Inc.
5.65%, 11/01/2032			400,000	419,986
6.05%, 11/01/2035			200,000	213,902
Oracle Corp.
5.20%, 09/26/2035			350,000	351,965
5.38%, 09/27/2054			400,000	367,469
5.95%, 09/26/2055			225,000	224,047
Prysmian SpA, 3.63%, 11/28/2028		EUR	290,000	347,079
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)			325,000	327,925
6.25%, 08/15/2033 (a)			150,000	153,363
Rocket Software, Inc., 9.00%, 11/28/2028 (a)			750,000	774,158
SK Hynix, Inc., 6.50%, 01/17/2033			1,100,000	1,214,149
TDF Infrastructure SASU
3.63%, 12/16/2030		EUR	500,000	586,818
4.13%, 10/23/2031		EUR	400,000	475,084
Techem Verwaltungsgesellschaft 675 mbH, 4.63%, 07/15/2032		EUR	250,000	294,514
Teleperformance SE, 5.75%, 11/22/2031		EUR	700,000	891,501
				14,678,627

Telecommunications - 5.4%
AT&T, Inc., 5.70%, 11/01/2054			600,000	593,059
Bharti Airtel Ltd., 3.25%, 06/03/2031			900,000	847,564
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)			450,000	473,057
eircom Finance DAC, 2.63%, 02/15/2027		EUR	400,000	470,364
Frontier Communications Holdings LLC, 6.00%, 01/15/2030 (a)			400,000	405,053
GCI LLC, 4.75%, 10/15/2028 (a)			425,000	413,365
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)			325,000	331,515
7.00%, 03/31/2034 (a)			350,000	357,089
Matterhorn Telecom SA, 5.25%, 07/31/2028		CHF	400,000	518,057
NTT Finance Corp., 5.50%, 07/16/2035 (a)			450,000	466,056
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029			700,000	729,260
TDC Net AS, 5.19%, 08/02/2029		EUR	250,000	309,066
T-Mobile USA, Inc.
5.05%, 07/15/2033			700,000	715,113
5.75%, 01/15/2054			725,000	725,793
Verizon Communications, Inc., 5.05%, 05/09/2033			400,000	409,461
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)			425,000	395,086
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029		GBP	650,000	836,240
				8,995,198

Transportation Excluding Air/Rail - 1.4%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual		EUR	200,000	242,466
Heathrow Finance PLC, 3.88%, 03/01/2027 (b)		GBP	550,000	724,690
International Distribution Services PLC, 7.38%, 09/14/2030		GBP	660,000	952,171
United Parcel Service, Inc., 5.50%, 05/22/2054			400,000	396,970
				2,316,297

Utilities - 5.1%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)			550,000	568,530
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032		EUR	475,000	582,158
Calpine Corp., 5.13%, 03/15/2028 (a)			850,000	851,086
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035			488,753	505,692
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2055			500,000	495,008
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030		EUR	500,000	602,879
Electricite de France SA, 2.88% to 03/15/2027 then 5 yr. Swap Rate EUR + 3.37%, Perpetual		EUR	600,000	696,170
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)			125,000	126,113
Lightning Power LLC, 7.25%, 08/15/2032 (a)			775,000	821,149
National Central Cooling Co. PJSC, 2.50%, 10/21/2027			650,000	625,619
Niagara Energy SAC, 5.75%, 10/03/2034			500,000	515,227
PSEG Power LLC, 5.75%, 05/15/2035 (a)			750,000	785,116
RTE Reseau de Transport d'Electricite SADIR, 4.00%, 07/08/2045		EUR	300,000	342,044
Stedin Holding NV, 3.38%, 02/12/2037		EUR	250,000	288,368
Vistra Operations Co. LLC, 6.95%, 10/15/2033 (a)			500,000	558,424
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)			50,000	52,427
				8,416,010
TOTAL CORPORATE BONDS (Cost $143,347,069)				149,742,392

COLLATERALIZED LOAN OBLIGATIONS - 3.6%			Par	Value
Aqueduct European CLO, A Series 2024-10X, Class A, 3.30% (3 mo. EURIBOR + 1.28%), 01/18/2039		EUR	1,000,000	1,175,012
Ares European CLO, A Series 21X, Class A, 3.67% (3 mo. EURIBOR + 1.22%), 04/15/2038		EUR	700,000	821,409
Avoca CLO, A1 Series 32X, Class A1, 3.33% (3 mo. EURIBOR + 1.17%), 04/15/2039		EUR	700,000	821,184
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.24% (3 mo. EURIBOR + 1.29%), 01/28/2038		EUR	1,700,000	1,998,913
Ravensdale Park CLO, A Series 1X, Class A, 3.11% (3 mo. EURIBOR + 1.17%), 04/25/2038		EUR	300,000	351,750
RRE Loan Management, A1 Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040		EUR	700,000	821,560
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,382,371)				5,989,828

CONVERTIBLE BONDS - 2.9%			Par	Value
Banking - 2.9%
ABN AMRO Bank NV, 5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033		EUR	500,000	613,576
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034		EUR	330,000	404,070
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034		EUR	800,000	1,023,235
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032		EUR	600,000	679,551
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031		GBP	730,000	955,096
NatWest Group PLC, 3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035		EUR	150,000	176,859
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029		EUR	225,000	276,704
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031		EUR	580,000	670,041
				4,799,132
TOTAL CONVERTIBLE BONDS (Cost $4,387,824)				4,799,132

BANK LOANS - 0.0%(c)			Par	Value
Software - 0.0%(c)
Constant Contact, Inc., First Lien, 8.58% (3 mo. Term SOFR + 4.00%), 02/10/2028			12	11
TOTAL BANK LOANS (Cost $12)				11

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%			Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(d)			4,029,195	4,029,195
TOTAL SHORT-TERM INVESTMENTS (Cost $4,029,195)				4,029,195

TOTAL INVESTMENTS - 99.1% (Cost $157,146,471)				164,560,558
Other Assets in Excess of Liabilities - 0.9%				1,438,314
TOTAL NET ASSETS - 100.0%	0.0%		0.0%	$165,998,872
two				–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.				–%

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

CHF - Swiss Franc
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $47,654,920 or 28.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Muzinich Dynamic Income Fund
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	15	12/08/2025	$2,264,221	$(1,451)
Net Unrealized Appreciation (Depreciation)				$(1,451)

Muzinich Dynamic Income Fund
Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	12/10/2025	USD	506,420	CHF	400,000	$(393)
U.S. Bancorp Investments, Inc.	12/10/2025	USD	48,253,392	EUR	41,000,000	(83,818)
U.S. Bancorp Investments, Inc.	12/10/2025	USD	7,044,300	GBP	5,200,000	50,004
Net Unrealized Appreciation (Depreciation)						$(34,207)

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Muzinich Dynamic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$149,742,392	$–	$149,742,392
Collateralized Loan Obligations	–	5,989,828	–	5,989,828
Convertible Bonds	–	4,799,132	–	4,799,132
Bank Loans	–	11	–	11
Money Market Funds	4,029,195	–	–	4,029,195
Total Investments	$4,029,195	$160,531,363	$–	$164,560,558

Other Financial Instruments:
Forward Currency Contracts*	$–	$50,004	$–	$50,004
Total Other Financial Instruments	$–	$50,004	$–	$50,004

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(84,211)	$–	$(84,211)
Futures Contracts*	(1,451)	–	–	(1,451)
Total Other Financial Instruments	$(1,451)	$(84,211)	$–	$(85,662)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.